Project-Specific and Other Financings - Components of Project-Specific and Other Financings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD
Project-specific financings	$ 269,132	10,700	$ 249,185	0
Bank indebtedness	190,197		350,502
Due to affiliates			226,000
Total	$ 459,329		$ 825,687